Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk for Trade Receivables by Geographic Region) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments [Line Items]
Carrying amount	$ 883	$ 778
Israel [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	67	72
Europe [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	330	252
Asia [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	258	249
North America [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	144	114
Others [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	16	17
South America [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	$ 68	$ 74